Organization and Principal Activities - Schedule of Companies Subsidiaries, VIEs and VIEs (Details)	6 Months Ended
Jun. 30, 2025
Intermediate Holding Company [Member] | Broad Cosmos Enterprises Ltd. (“Broad Cosmos”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jun. 26, 2006	[1]
Place of incorporation	British Virgin Islands (“BVI”)	[1]
Percentage of legal ownership	100.00%	[1]
Intermediate Holding Company [Member] | AirNet International Limited (“AirNet International”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jul. 14, 2007	[1]
Place of incorporation	BVI	[1]
Percentage of legal ownership	100.00%	[1]
Intermediate Holding Company [Member] | AirNet (China) Limited (“AN China”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Aug. 05, 2005	[1]
Place of incorporation	Hong Kong	[1]
Percentage of legal ownership	100.00%	[1]
Intermediate Holding Company [Member] | One World Global Travel Inc. (“One World”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Feb. 29, 2024	[2]
Place of incorporation	the U.S.	[2]
Percentage of legal ownership	100.00%	[2]
Intermediate Holding Company [Member] | Global International Travel Limited (“Global Travel”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Mar. 01, 2024	[2]
Place of incorporation	BVI	[2]
Percentage of legal ownership	100.00%	[2]
Intermediate Holding Company [Member] | IGlobal Travel Limited (“IGlobal Travel”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Mar. 15, 2024	[2]
Place of incorporation	Hong Kong	[2]
Percentage of legal ownership	100.00%	[2]
Intermediate Holding Company [Member] | AirNet Technolog Ohio Inc. (“AirNet Ohio”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Feb. 06, 2025
Place of incorporation	United States
Percentage of legal ownership	100.00%
Intermediate Holding Company [Member] | Robust achievement Limited (“Robust achievement”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Mar. 05, 2025
Place of incorporation	Hong Kong
Percentage of legal ownership	100.00%
Subsidiaries [Member] | Blockchain Dynamics Limited [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jan. 11, 2021	[3]
Place of incorporation	Hong Kong	[3]
Percentage of legal ownership	100.00%	[3]
Subsidiaries [Member] | Energy Bytes Inc [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jan. 21, 2022	[3]
Place of incorporation	United States	[3]
Percentage of legal ownership	100.00%	[3]
Subsidiaries [Member] | Yuehang Chuangyi Technology (Beijing) Co., Ltd. (“Chuangyi Technology”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Sep. 19, 2005	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership	100.00%	[1]
Subsidiaries [Member] | Shenzhen Yuehang Information Technology Co., Ltd. (“Shenzhen Yuehang”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jun. 06, 2006	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership	100.00%	[1]
Subsidiaries [Member] | Xi’an Shengshi Dinghong Information Technology Co., Ltd. (“Xi’an Shengshi”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Dec. 31, 2007	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership	100.00%	[1]
Subsidiaries [Member] | Beijing Youxing Technology Co., Ltd. (“Beijing Youxing”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Apr. 10, 2024	[2]
Place of incorporation	the PRC	[2]
Percentage of legal ownership	100.00%	[2]
Subsidiaries [Member] | Beijing Labaku Information Technology Co., Ltd. (“Beijing Labaku”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	May 14, 2024	[2]
Place of incorporation	the PRC	[2]
Percentage of legal ownership	100.00%	[2]
Subsidiaries [Member] | Beijing Suida Real Estate Development Co., Ltd. (“Beijing Suida”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Nov. 30, 2004	[2]
Place of incorporation	the PRC	[2]
Percentage of legal ownership	100.00%	[2]
VIEs [Member] | Beijing Linghang Shengshi Advertising Co., Ltd. (“Linghang Shengshi”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Aug. 07, 2005	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership		[1]
VIEs [Member] | Wangfan Tianxia Network Technology Co., Ltd.(“Iwanfan”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	May 06, 2016	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership		[1]
VIEs [Member] | Yuehang Sunshine Network Technology Group Co., Ltd. (“AirNet Online”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Apr. 30, 2015	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership		[1]
VIEs’ subsidiaries [Member] | Beijing Yuehang Digital Media Advertising Co., Ltd. (“Beijing Yuehang”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jan. 16, 2008	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership		[1]
VIEs’ subsidiaries [Member] | Beijing AirNet Pictures Co., Ltd. (“AirNet Pictures”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Sep. 13, 2007	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership		[1]
VIEs’ subsidiaries [Member] | Wenzhou Yuehang Advertising Co., Ltd. (“Wenzhou Yuehang”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Oct. 17, 2008	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership		[1]
VIEs’ subsidiaries [Member] | Beijing Dongding Gongyi Advertising Co., Ltd. (“Dongding”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Feb. 01, 2010	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership		[1]
VIEs’ subsidiaries [Member] | Guangzhou Meizheng Online Network Technology Co., Ltd. (“Guangzhou Meizheng”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	May 17, 2013	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership		[1]
VIEs’ subsidiaries [Member] | Air Esurfing Information Technology Co., Ltd. (“Air Esurfing”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Sep. 25, 2013	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership		[1]
VIEs’ subsidiaries [Member] | Wangfan Linghang Mobile Network Technology Co., Ltd. (“Linghang”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Apr. 23, 2015	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership		[1]
VIEs’ subsidiaries [Member] | Beijing Wangfan Jiaming Pictures Co., Ltd. (“Wangfan Jiaming”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Dec. 31, 2015	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership		[1]
VIEs’ subsidiaries [Member] | Meizheng Network Information Technology Co., Ltd. (“Meizheng Network”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Aug. 08, 2016	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership		[1]
VIEs’ subsidiaries [Member] | Beijing Wangfan Jiaming Advertising Co., Ltd. (“Jiaming Advertising”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jan. 01, 2007	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership		[1]
VIEs’ subsidiaries [Member] | Shandong Airmedia Cheweishi Network Technology Co., Ltd. (“Shangdong Cheweishi”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jul. 21, 2016	[4]
Place of incorporation	the PRC	[4]
Percentage of legal ownership		[4]
VIEs’ subsidiaries [Member] | Dingsheng Ruizhi (Beijing) Investment Consulting Co., Ltd. (“Dingsheng Ruizhi”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	May 25, 2016	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership		[1]
VIEs’ subsidiaries [Member] | Yuehang Zhongying E-commerce Co., Ltd. (“Zhongying”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	May 17, 2018	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership		[1]
VIEs’ subsidiaries [Member] | Beijing Airport United Culture Media Co., Ltd. (“Airport United”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jun. 19, 2018	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership		[1]
VIEs’ subsidiaries [Member] | Yuehang Sunshine (Beijing) Asset Management Co., Ltd. (“Yuehang Asset”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jan. 18, 2019	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership		[1]
VIEs’ subsidiaries [Member] | Air Joy Media Private Limited (“Air Joy”) [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Nov. 15, 2019	[1]
Place of incorporation	Singapore	[1]
Percentage of legal ownership		[1]

[1]	The subsidiaries were disposed in September 2025.
[2]	The subsidiaries were disposed in August 2024.
[3]	The two subsidiaries were disposed in March 2024.
[4]	The subsidiary discontinued operations in January 2024.